LOSS PER SHARE (Tables)	6 Months Ended
Sep. 30, 2024
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
Numerator
Net loss attributable to owners of the Company	$(1,360)	$(5,158)	$(3,016)	$(11,077)
Denominator
Weighted average number of shares – Basic and Diluted	1,076	890	1,063	888
Basic and diluted loss per share	$(1.26)	$(5.80)	$(2.84)	$(12.47)

Schedule of anti-dilutive effect on loss per share

	As of September 30,
	2024	2023
Warrants	481,581	–
Stock options	65,114	98,171
Restricted stock units	17,315	18,937